Debt (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Schedule of Long-Term Debt	Long-term debt consisted of the following:

September 30, 2022
(In thousands)
Term loans	$997,415
Revolving credit facilities	135,000
Long-term debt	$1,132,415